Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Summary of Restructuring Activity
The following table presents accrued restructuring activity for the years ended December 31, 2019 and 2018.

Employee severance and termination benefits
Accrued restructuring balance as of December 31, 2017	$—
Restructuring expenses	4,683
Cash payments	(4,341)
Accrued restructuring balance as of December 31, 2018	342
Cash payments	(342)
Accrued restructuring balance as of December 31, 2019	$—

Schedule of Results of Operations of Wireless
The following financial information presents the results of operations of Wireless for the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
	2019	2018	2017
Revenues:
Recurring and other revenue	$2,808	$6,870	$9,504
Activation fees	—	—	89
Total revenues	2,808	6,870	9,593
Costs and expenses:
Operating expenses	5,455	8,295	9,990
Selling expenses	137	674	194
General and administrative expenses	5,291	15,547	12,167
Depreciation and amortization	68	102	23
Total costs and expenses	10,951	24,618	22,374
Loss from operations	(8,143)	(17,748)	(12,781)
Other expenses (income):
Interest expense	—	2	2,354
Other income, net	(2,100)	(52,021)	(37)
Net (loss) income	$(6,043)	$34,271	$(15,098)